Equity – Share-Based Compensation and Share-Based Payment Reserve - Schedule of Stock Options Outstanding for the Purchase of Common Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	272,645,379	278,920,379	29,615,379	31,231,701
Exercisable	144,266,217
October 20, 2026 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	614,090
Exercise Price (in Dollars per share)	$ 0.2
Exercisable	614,090
Expiry Date	Oct. 20, 2026
November 5, 2025 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	767,611
Exercise Price (in Dollars per share)	$ 0.12
Exercisable	767,611
Expiry Date	Nov. 05, 2025
June 25, 2025 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	3,000,000
Exercise Price (in Dollars per share)	$ 0.15
Exercisable	3,000,000
Expiry Date	Jun. 25, 2025
December 29, 2025 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	2,450,000
Exercise Price (in Dollars per share)	$ 0.15
Exercisable	2,450,000
Expiry Date	Dec. 29, 2025
July 8, 2026 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	11,500,000
Exercise Price (in Dollars per share)	$ 0.08
Exercisable	11,500,000
Expiry Date	Jul. 08, 2026
April 13, 2027 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	400,000
Exercise Price (in Dollars per share)	$ 0.08
Exercisable	400,000
Expiry Date	Apr. 13, 2027
April 13, 2027 One [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	573,678
Exercise Price (in Dollars per share)	$ 0.07
Exercisable	573,678
Expiry Date	Apr. 13, 2027
April 13, 2027 Two [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	4,740,000
Exercise Price (in Dollars per share)	$ 0.05
Exercisable	4,052,500
Expiry Date	Apr. 13, 2027
May 31, 2033 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	210,000,000
Exercise Price (in Dollars per share)	$ 0.01
Exercisable	105,000,005
Expiry Date	May 31, 2033
August 3, 2028 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options	38,600,000
Exercise Price (in Dollars per share)	$ 0.01
Exercisable	15,908,333
Expiry Date	Aug. 03, 2028